United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-2677

(Investment Company Act File Number)

Federated Municipal Bond Fund, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/18

Date of Reporting Period: Quarter ended 06/30/17

Item 1.	Schedule of Investments

Federated Municipal Securities Fund, Inc.
Portfolio of Investments
June 30, 2017 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—98.7%
		Alabama—1.0%
$2,000,000		Birmingham, AL Waterworks Board, Subordinate Revenue Refunding Bonds (Series 2016-B), 4.00%, 1/1/2043	$2,067,160
1,250,000		Selma, AL IDB, Gulf Opportunity Zone Bonds (Series 2010A), 5.80% (International Paper Co.), 5/1/2034	1,384,125
		TOTAL	3,451,285
		Arizona—3.7%
3,000,000		Arizona Board of Regents, (Series 2016B), 5.00% (Arizona State University), 7/1/2047	3,456,240
4,000,000		Arizona Board of Regents, System Revenue & Refunding Bonds (Series 2015A Green Bonds), 5.00% (Arizona State University), 7/1/2041	4,568,480
1,000,000		Arizona Board of Regents, System Revenue Bonds (Series 2008C), 6.00% (Arizona State University)/(United States Treasury PRF 7/1/2018@100)/(Original Issue Yield: 6.12%), 7/1/2028	1,048,530
1,740,000		Phoenix, AZ IDA, Education Facility Revenue Bonds (Series 2014A), 5.00% (Great Heart Academies), 7/1/2044	1,848,628
1,690,000		Salt Verde Financial Corp., AZ, Senior Gas Revenue Bonds (Series 2007), 5.00% (Citigroup, Inc. GTD), 12/1/2032	1,992,273
		TOTAL	12,914,151
		California—9.6%
3,000,000		Bay Area Toll Authority, CA, San Francisco Bay Area Subordinate Toll Bridge Revenue Bonds (Series 2010 S-2), 5.00%, 10/1/2042	3,302,640
1,000,000		Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2009F-1), 5.625% (United States Treasury PRF 4/1/2019@100), 4/1/2044	1,080,150
1,500,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2001A), 2.16% TOBs, Mandatory Tender 4/1/2027	1,520,235
2,000,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2014B), 5.00% (Providence St. Joseph Health), 10/1/2044	2,235,400
1,000,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2015A), 5.00% (Stanford Health Care), 8/15/2054	1,124,740
3,000,000		California State University (The Trustees of), Systemwide Revenue Bonds (Series 2011A), 5.00%, 11/1/2037	3,401,970
2,000,000		California State, Various Purpose GO Bonds, 6.00%, 11/1/2039	2,221,100
4,000,000		California State, Various Purpose UT GO Bonds, 5.75% (Original Issue Yield: 5.85%), 4/1/2029	4,324,520
1,000,000		California State, Various Purpose UT GO Bonds, 6.50%, 4/1/2033	1,093,930
2,000,000		Los Angeles Department of Water & Power, Water System Revenue Bonds (Series 2013B), 5.00% (Los Angeles, CA Department of Water & Power (Water Works/System)), 7/1/2033	2,327,960
1,000,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), 7.00% (Citigroup, Inc. GTD), 11/1/2034	1,416,250
1,000,000		Metropolitan Water District of Southern California, Water Revenue Refunding Bonds (Series 2009C), 5.00%, 7/1/2031	1,075,600
3,000,000		Roseville, CA Natural Gas Financing Authority, Gas Revenue Bonds, 5.00% (Bank of America Corp. GTD), 2/15/2025	3,430,320
1,500,000		Sacramento County, CA Airport System, Airport System Senior Revenue Bonds (Series 2009B), 5.50% (Assured Guaranty Corp. INS)/(Original Issue Yield: 5.60%), 7/1/2034	1,562,175
349,000	[2]	San Bernardino County, CA Housing Authority, Subordinated Revenue Bonds, 7.25% (Glen Aire Park & Pacific Palms), 4/15/2042	165,499
2,000,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Bonds (Series 2014B), 5.00%, 5/1/2044	2,265,300
1,000,000		University of California (The Regents of), General Revenue Bonds (Series 2009O), 5.75% (United States Treasury PRF 5/15/2019@100), 5/15/2034	1,088,200
		TOTAL	33,635,989
		Colorado—2.7%
1,445,000		Denver (City & County), CO, Revenue Bonds (Series 2012B), 5.00% (Denver, CO City & County Airport Authority), 11/15/2037	1,637,272
4,250,000		University of Colorado Hospital Authority, Revenue Bonds (Series 2012A), 5.00%, 11/15/2036	4,783,460
2,500,000		University of Colorado, University Enterprise Revenue Bonds (Series 2011A), 5.25% (United States Treasury PRF 6/1/2021@100), 6/1/2036	2,882,350
		TOTAL	9,303,082
		Connecticut—1.6%
3,000,000		Connecticut State HEFA, Revenue Bonds (Series 2016CT), 5.00% (Trinity Healthcare Credit Group), 12/1/2045	3,406,080
2,000,000		Connecticut State Transportation Infrastructure Authority, Special Tax Obligation Revenue Bonds (Series 2013A), 5.00%, 10/1/2026	2,329,860
		TOTAL	5,735,940
		Delaware—0.8%
2,380,000		Delaware EDA, Gas Facilities Refunding Bonds, 5.40% (Delmarva Power and Light Co.), 2/1/2031	2,603,744

Principal Amount		Value
	MUNICIPAL BONDS—continued
	District of Columbia—1.9%
$1,800,000	District of Columbia Revenue, Revenue Bonds (Series 2016A), 5.00% (Friendship Public Charter School, Inc.), 6/1/2041	$1,921,338
1,000,000	District of Columbia Revenue, University Revenue Refunding Bonds (Series 2017), 5.00% (Georgetown University), 4/1/2036	1,164,300
3,000,000	District of Columbia Water & Sewer Authority, Public Utility Subordinate Lien Revenue Refunding Bonds (Series 2016A), 5.00%, 10/1/2039	3,471,240
	TOTAL	6,556,878
	Florida—9.5%
2,000,000	Atlantic Beach, FL Health Care Facilities, Revenue & Refunding Bonds (Series 2013A), 5.00% (Fleet Landing Project, FL), 11/15/2037	2,154,600
1,500,000	Broward County, FL Airport System, Airport System Revenue Bonds (Series 2012Q-1), 5.00%, 10/1/2037	1,684,245
1,000,000	Florida State Mid-Bay Authority, First Senior Lien Revenue Bonds (Series 2015A), 5.00%, 10/1/2035	1,125,740
2,000,000	Lee County, FL IDA, Healthcare Facilities Revenue Bonds (Series 2014), 5.50% (Cypress Cove at Healthpark), 10/1/2047	2,087,220
3,500,000	Miami Beach, FL Resort Tax, Revenue Bonds (Series 2015), 5.00%, 9/1/2040	4,000,990
1,250,000	Miami-Dade County, FL Expressway Authority, Toll System Revenue Bonds (Series 2010), 5.00% (Original Issue Yield: 5.10%), 7/1/2040	1,365,075
1,500,000	Miami-Dade County, FL Expressway Authority, Toll System Revenue Refunding Bonds (Series 2013A), 5.00%, 7/1/2022	1,730,625
2,000,000	Miami-Dade County, FL Expressway Authority, Toll System Revenue Refunding Bonds (Series 2016A), 5.00%, 7/1/2032	2,328,960
1,500,000	Miami-Dade County, FL HFA, Hospital Revenue Refunding Bonds (Series 2017), 5.00% (Nicklaus Children's Hospital), 8/1/2042	1,699,320
2,875,000	Miami-Dade County, FL Transit System, Sales Surtax Revenue Bonds (Series 2012), 5.00%, 7/1/2042	3,225,434
1,000,000	Miami-Dade County, FL, Seaport Revenue Bonds (Series 2013A), 5.75% (Miami-Dade County, FL Seaport), 10/1/2030	1,178,610
1,000,000	Miami-Dade County, FL, Seaport Revenue Bonds (Series 2013A), 5.75% (Miami-Dade County, FL Seaport), 10/1/2032	1,173,100
895,000	Orlando & Orange County Expressway Authority, FL, Revenue Bonds (Series 2010A), 5.00%, 7/1/2035	982,352
4,105,000	Orlando & Orange County Expressway Authority, FL, Revenue Bonds (Series 2010A), 5.00% (United States Treasury PRF 7/1/2020@100), 7/1/2035	4,562,420
2,000,000	St. Johns County, FL IDA, Revenue Bonds (Series 2010A), 5.875% (Presbyterian Retirement Communities )/(United States Treasury PRF 8/1/2020@100)/(Original Issue Yield: 5.98%), 8/1/2040	2,275,780
1,500,000	Tallahassee, FL Energy System, Revenue Refunding Bonds (Series 2017), 5.00%, 10/1/2036	1,724,745
	TOTAL	33,299,216
	Georgia—3.7%
2,190,000	Atlanta, GA Airport General Revenue, Airport General Revenue Bonds (Series 2010A), 5.00%, 1/1/2035	2,364,105
4,000,000	Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2015), 5.00%, 11/1/2040	4,618,200
3,000,000	Georgia State, GO Bonds (Series 2017A-2), 5.00%, 2/1/2033	3,618,690
2,310,000	Municipal Electric Authority of Georgia, Project One Subordinated Bonds (Series 2008D), 5.50% (United States Treasury PRF 7/1/2018@100)/(Original Issue Yield: 5.80%), 1/1/2026	2,415,128
	TOTAL	13,016,123
	Illinois—5.3%
310,000	Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2016B), 5.00%, 1/1/2041	351,993
1,875,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011C), 6.50% (United States Treasury PRF 1/1/2021@100), 1/1/2041	2,217,000
2,000,000	Chicago, IL O'Hare International Airport, Passenger Facility Charge Revenue Refunding Bonds (Series 2012A), 5.00%, 1/1/2031	2,194,700
1,500,000	Chicago, IL Sales Tax, Revenue Bonds (Series 2011A), 5.25%, 1/1/2038	1,563,375
750,000	Chicago, IL Water Revenue, Second Lien Water Revenue Bonds (Series 2014), 5.00%, 11/1/2044	807,607
3,000,000	Chicago, IL, UT GO Bonds (Series 2015A), 5.50%, 1/1/2033	3,005,460
4,000,000	Illinois State Toll Highway Authority, Toll Highway Senior Revenue Refunding Bonds (Series 2010 A-1), 5.25%, 1/1/2030	4,354,720
3,000,000	Illinois State, GO Refunding Bonds (Series February 2010), 5.00%, 1/1/2024	3,054,300
1,000,000	Illinois State, UT GO Bonds (Series June 2013), 5.25% (Original Issue Yield: 5.28%), 7/1/2028	1,039,070
	TOTAL	18,588,225
	Indiana—3.5%
1,300,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds (Series 2013A), 5.25%, 1/1/2030	1,497,340
1,625,000	Indiana Municipal Power Agency, Power Supply System Revenue Refunding Bonds (Series 2012A), 5.00%, 1/1/2028	1,837,794
4,565,000	Indiana State Finance Authority Midwestern Relief, Midwestern Disaster Relief Revenue Bonds (Series 2012A), 5.00% (Ohio Valley Electric Corp.)/(Original Issue Yield: 5.05%), 6/1/2039	4,627,358

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Indiana—continued
$4,000,000		Indianapolis, IN Gas Utility Distribution System, Second Lien Revenue Refunding Bonds (Series 2008C), 5.25% (Assured Guaranty Corp. INS), 6/1/2019	$4,301,960
		TOTAL	12,264,452
		Kansas—0.5%
1,600,000		Wyandotte County, KS Unified Government Utility System, Improvement & Refunding Revenue Bonds (Series 2014-A), 5.00%, 9/1/2022	1,854,176
		Maryland—1.0%
3,335,000	[1]	Maryland State Health & Higher Educational Facilities Authority, (Johns Hopkins Hospital), Revenue Bonds (Series 2015B), 1.254%, 5/5/2018	3,344,104
		Massachusetts—3.7%
4,330,000		Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds (Series 2010B), 5.00%, 1/1/2032	4,696,448
3,000,000		Massachusetts Port Authority, Revenue Bonds (Series 2015A), 5.00%, 7/1/2045	3,447,060
1,000,000		Massachusetts School Building Authority, Senior Dedicated Sales Tax Bonds (Series 2011B), 5.25%, 10/15/2035	1,150,290
3,000,000		Massachusetts Water Resources Authority, General Revenue Refunding Bonds (Series 2017C), 5.00%, 8/1/2032	3,641,040
		TOTAL	12,934,838
		Michigan—2.6%
1,000,000		Michigan Finance Authority Local Government Loan Program, Revenue Refunding Local Project Notes (Series 2015D-1), 5.00% (Great Lakes, MI Water Supply System), 7/1/2034	1,127,700
1,000,000		Michigan State Finance Authority Revenue, Senior Lien Revenue Bonds (Series 2014 C-3), 5.00% (Great Lakes, MI Sewage Disposal System)/(AGM INS), 7/1/2033	1,130,870
3,000,000		Michigan State University Board of Trustees, General Revenue Bonds (Series 2015A), 5.00% (Michigan State University), 8/15/2040	3,462,420
1,000,000		Royal Oak, MI Hospital Finance Authority, Revenue Refunding Bonds (Series 2014D), 5.00% (Beaumont Health Credit Group), 9/1/2039	1,109,190
2,000,000		Wayne County, MI Airport Authority, Revenue Bonds (Series 2012A), 5.00%, 12/1/2037	2,179,840
		TOTAL	9,010,020
		Minnesota—0.3%
1,000,000		University of Minnesota (The Regents of), GO Bonds (Series 2011A), 5.25%, 12/1/2030	1,128,360
		Mississippi—0.3%
940,000		Warren County, MS Gulf Opportunity Zone, Gulf Opportunity Zone Bonds (Series 2011A), 5.375% (International Paper Co.), 12/1/2035	1,038,004
		Nebraska—1.4%
2,000,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2012), 5.00% (Goldman Sachs Group Inc. GTD)/(Original Issue Yield: 5.05%), 9/1/2042	2,151,420
2,300,000		Nebraska Public Power District, General Revenue Bonds (Series 2012A), 5.00%, 1/1/2027	2,628,739
		TOTAL	4,780,159
		New Jersey—5.0%
3,000,000		New Jersey EDA, Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00% (NJ Dedicated Cigarette Excise Tax), 6/15/2020	3,206,670
2,880,000		New Jersey EDA, School Facilities Construction Bonds (Series 2015WW), 5.25% (New Jersey State), 6/15/2040	3,001,565
1,250,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Series 2014A), 5.00% (RWJ Barnabas Health Obligated Group), 7/1/2043	1,383,550
3,000,000		New Jersey State Transportation Trust Fund Authority, Transportation System Bonds (Series 2011A), 5.50% (New Jersey State), 6/15/2041	3,109,800
1,000,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2012A), 5.00%, 1/1/2035	1,118,500
2,000,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2015E), 5.00%, 1/1/2034	2,266,960
1,000,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2017A), 5.00%, 1/1/2029	1,195,350
2,000,000		Rutgers, The State University of New Jersey, GO Refunding Bonds (Series 2013J), 5.00%, 5/1/2030	2,288,580
		TOTAL	17,570,975
		New Mexico—1.3%
2,000,000		Albuquerque Bernalillo County, NM Water Utility Authority, Joint Water & Sewer System Improvement Revenue Bonds (Series 2009A-1), 5.25% (United States Treasury PRF 7/1/2019@100)/(Original Issue Yield: 5.34%), 7/1/2034	2,164,380
2,175,000		New Mexico State Hospital Equipment Loan Council, Hospital System Revenue Bonds (Series 2017A), 5.00% (Presbyterian Healthcare Services), 8/1/2046	2,498,553
		TOTAL	4,662,933

Principal Amount		Value
	MUNICIPAL BONDS—continued
	New York—6.9%
$1,500,000	Brooklyn Arena Local Development Corporation, NY, PILOT Revenue Bonds (Series 2009), 6.375% (United States Treasury PRF 1/15/2020@100)/(Original Issue Yield: 6.476%), 7/15/2043	$1,697,310
1,000,000	Hudson Yards Infrastructure Corp. NY, Second Indenture Revenue Bonds (Series 2017A), 5.00%, 2/15/2045	1,157,940
4,000,000	Metropolitan Transportation Authority, NY, Revenue Bonds (Series 2015A), 5.00% (MTA Transportation Revenue), 11/15/2045	4,548,240
4,000,000	New York City, NY TFA , Building Aid Revenue Bonds (Series 2015 S-2), 5.00%, 7/15/2041	4,598,600
3,255,000	New York City, NY, UT GO Bonds (Fiscal 2016 Series C), 5.00%, 8/1/2033	3,822,509
2,470,000	New York Liberty Development Corporation, Revenue Refunding Bonds (Series 2012 Class 2), 5.00% (7 World Trade Center LLC), 9/15/2043	2,755,384
2,000,000	New York State Dormitory Authority, General Purpose Revenue Bonds (Series 2016A), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 2/15/2043	2,315,440
2,780,000	New York State Thruway Authority, General Revenue Bonds (Series 2012I), 5.00% (New York State Thruway Authority - General Revenue), 1/1/2028	3,159,248
	TOTAL	24,054,671
	North Carolina—0.3%
1,000,000	Charlotte, NC Water & Sewer System, Water & Sewer Revenue Bonds (Series 2009), 5.25%, 7/1/2030	1,079,910
	Ohio—3.4%
2,000,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-2), 5.875% (Original Issue Yield: 6.07%), 6/1/2047	1,947,720
2,000,000	Columbus, OH, UT GO Bonds (Series 2016A), 4.00%, 8/15/2027	2,272,900
2,000,000	Ohio State Higher Educational Facility Commission, Revenue Bonds (Series 2012), 5.00% (Cleveland Clinic), 1/1/2038	2,257,140
4,000,000	Ohio State Turnpike & Infrastructure Commission, Revenue Refunding Bonds (Series 2010A), 5.00%, 2/15/2031	4,339,440
1,000,000	Ohio State University, Special Purpose General Receipts Bonds (Series 2013A), 5.00%, 6/1/2038	1,146,220
	TOTAL	11,963,420
	Pennsylvania—7.1%
3,890,000	Allegheny County, PA HDA, Hospital Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 6/15/2018	4,038,170
2,570,000	Allegheny County, PA Port Authority, Special Revenue Transportation Refunding Bonds (Series 2011), 5.75%, 3/1/2029	2,948,921
1,000,000	Allegheny County, PA Sanitation Authority, Sewer Revenue Bonds (Series 2015), 5.00%, 12/1/2040	1,125,620
1,500,000	Delaware River Joint Toll Bridge Commission, Revenue Bonds (Series 2017), 5.00%, 7/1/2042	1,736,520
2,000,000	Delaware River Port Authority, Revenue Bonds (Series 2013), 5.00%, 1/1/2030	2,295,780
2,000,000	Geisinger Authority, PA Health System, Revenue Refunding Bonds (Series 2017A-1), 5.00% (Geisinger Health System), 2/15/2045	2,289,000
1,000,000	Lancaster County, PA Hospital Authority, Revenue Bonds (Series 2017), 5.125% (Brethren Village), 7/1/2037	1,069,430
1,000,000	Lancaster County, PA Hospital Authority, Revenue Bonds (Series 2017), 5.25% (Brethren Village), 7/1/2041	1,074,050
1,045,000	Montgomery County, PA IDA, Retirement Communities Revenue Refunding Bonds (Series 2012), 5.00% (ACTS Retirement Life Communities, Inc.), 11/15/2029	1,140,523
4,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (First Series of 2012), 5.00% (Temple University), 4/1/2042	4,422,680
1,500,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2009A), 5.25% (University of Pennsylvania Health System)/(United States Treasury PRF 8/15/2019@100), 8/15/2022	1,629,960
1,000,000	University of Pittsburgh, University Capital Project Bonds (Series 2009B), 5.50% (United States Treasury PRF 3/15/2019@100), 9/15/2024	1,075,410
	TOTAL	24,846,064
	Rhode Island—0.7%
2,500,000	Rhode Island State Health and Educational Building Corp., Higher Education Facilities Revenue Bonds (Series 2007), 5.00% (Brown University), 9/1/2037	2,517,800
	South Carolina—2.4%
2,000,000	Greenville, SC Health System, Hospital Revenue Bonds (Series 2014B), 5.00%, 5/1/2034	2,245,500
615,000	Greenville, SC Health System, Hospital Revenue Bonds (Series 2014B), 5.00%, 5/1/2039	686,057
2,000,000	Lexington County, SC Health Services District, Inc., Revenue Refunding Bonds, 5.00%, 11/1/2026	2,237,200
3,000,000	Piedmont Municipal Power Agency, SC, Electric Revenue Refunding Bonds (Series 2009A-3), 5.00%, 1/1/2018	3,059,280
	TOTAL	8,228,037
	Tennessee—0.4%
1,335,000	Metropolitan Government of Nashville & Davidson County, TN Health & Educational Facilities Board, Revenue Bonds (Series 2016A), 5.00% (Vanderbilt University Medical Center), 7/1/2046	1,499,459

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—10.9%
$2,795,000		Bexar County, HFDC, Revenue Bonds (Series 2010), 6.20% (Army Retirement Residence Foundation)/(United States Treasury PRF 7/1/2020@100), 7/1/2045	$3,205,054
2,225,000		Dallas, TX Area Rapid Transit, Senior Lien Sales Tax Revenue Refunding Bonds (Series 2016A), 5.00%, 12/1/2048	2,534,342
4,000,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2012B), 5.00%, 11/1/2035	4,424,640
2,000,000		Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Bonds (Series 2014A), 5.00% (Memorial Hermann Health System), 12/1/2029	2,319,880
2,000,000		Houston, TX Airport System, Senior Lien Revenue & Refunding Bonds (Series 2009A), 5.50% (Original Issue Yield: 5.67%), 7/1/2034	2,087,620
3,000,000		Houston, TX Combined Utility System, First Lien Revenue & Refunding Bonds (Series 2016B), 4.00%, 11/15/2037	3,150,750
3,000,000	[1]	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2012A), 1.81%, 5/1/2020	3,000,570
2,500,000		North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2011B), 5.00% (Original Issue Yield: 5.12%), 1/1/2038	2,690,950
1,000,000		North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2016A), 4.00%, 1/1/2039	1,035,010
1,500,000		San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (New Series 2015), 5.00%, 2/1/2032	1,765,305
2,000,000		San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (Series 2016), 4.00%, 2/1/2034	2,143,180
2,030,000		Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Senior Lien Revenue Bonds (Series 2006A), 5.25% (Bank of America Corp. GTD), 12/15/2026	2,411,031
6,000,000		Trinity River Authority Texas Regional Wastewater System, Revenue Refunding Bonds (Series 2016), 5.00%, 8/1/2026	7,444,560
		TOTAL	38,212,892
		Virginia—0.9%
1,200,000		Chesapeake Bay Bridge & Tunnel District, VA, First Tier General Resolution Revenue Bonds (Series 2016), 5.00%, 7/1/2051	1,340,916
1,500,000		Hampton Roads, VA Sanitation District, Subordinate Wastewater Revenue Bonds (Series 2016A), 5.00%, 8/1/2043	1,749,990
		TOTAL	3,090,906
		Washington—2.6%
2,570,000		Energy Northwest, WA, Project 3 Electric Revenue Refunding Bonds (Series 2014-C), 5.00%, 7/1/2028	3,048,431
1,250,000		Washington State Health Care Facilities Authority, Health Care Facilities Revenue Bonds (Series 2014C), 5.00% (Providence St. Joseph Health), 10/1/2044	1,396,263
4,000,000		Washington State, UT GO Bonds (Series 2015A-1), 5.00%, 8/1/2040	4,607,720
		TOTAL	9,052,414
		West Virginia—0.8%
2,500,000		West Virginia University Board of Governors, Refunding and Improvement Revenue Bonds (Series 2013A), 5.00% (West Virginia University), 10/1/2035	2,838,725
		Wisconsin—2.9%
5,540,000		Wisconsin State General Fund Appropriation, Revenue Bonds (Series 2009A), 6.00% (Wisconsin State)/(United States Treasury PRF 5/1/2019@100), 5/1/2033	6,037,326
3,000,000		Wisconsin State HEFA, Revenue Bonds (Series 2009), 6.625% (ProHealth Care, Inc.)/(United States Treasury PRF 2/15/2019@100)/(Original Issue Yield: 6.87%), 2/15/2039	3,268,230
800,000		Wisconsin State HEFA, Revenue Refunding Bonds (Series 2015), 5.00% (ProHealth Care, Inc.), 8/15/2039	889,992
		TOTAL	10,195,548
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $330,442,166)	345,272,500
		SHORT-TERM MUNICIPALS—1.5%[3]
		New York—0.3%
200,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2009 Series BB-1) Daily VRDNs (Landesbank Hessen-Thuringen LIQ), 0.95%, 7/3/2017	200,000
600,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series FF-2) Daily VRDNs (Landesbank Hessen-Thuringen LIQ), 0.98%, 7/3/2017	600,000
200,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2002F) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 0.98%, 7/3/2017	200,000
		TOTAL	1,000,000
		Texas—1.0%
3,400,000		Harris County, TX HFDC, (Subseries 2008A-2) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.95%, 7/3/2017	3,400,000

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[3]
	Washington—0.2%
$800,000	Washington State Health Care Facilities Authority, (Series 2007D) Daily VRDNs (Multicare Health System)/(Barclays Bank PLC LOC)/(AGM INS), 0.93%, 7/3/2017	$800,000
	TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $5,200,000)	5,200,000
	TOTAL MUNICIPAL INVESTMENTS—100.2% (IDENTIFIED COST $335,642,166)[4]	350,472,500
	OTHER ASSETS AND LIABILITIES - NET—(0.2)%[5]	(708,470)
	TOTAL NET ASSETS—100%	$349,764,030
At June 30, 2017, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).
At June 30, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[2]United States Treasury Notes, 10-Year Short Futures	70	$8,787,188	September 2017	$(16,477)
The average notional value of long futures contracts held by the Fund throughout the period was $6,921,367. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Floating rate note with current rate and current maturity or next reset date shown.
2	Non-income-producing security.
3	Current rate and next reset date shown for Variable Rate Demand Notes.
4	At June 30, 2017, the cost of investments for federal tax purposes was $335,638,800. The net unrealized appreciation of investments for federal tax purposes was $14,833,700. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,029,337 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,195,637.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Director's.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not respective of the fair value of such securities, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Municipal Bonds	$—	$350,472,500	$—	$350,472,500
TOTAL SECURITIES	$—	$350,472,500	$—	$350,472,500
Other Financial Instruments:*
Assets	$—	$—	$—	$—
Liabilities	(16,477)	—	—	(16,477)
OTHER FINANCIAL INSTRUMENTS	$(16,477)	$—	$—	$(16,477)
*	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
EDA	—Economic Development Authority
GO	—General Obligation
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PILOT	—Payment in Lieu of Taxes
PRF	—Pre-refunded
SIFMA	—Securities Industry and Financial Markets Association
TFA	—Transitional Finance Authority
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Municipal Bond Fund, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date August 25, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 25, 2017